RYDEX | SGI FUNDS SUMMARY PROSPECTUS


                                                                Class A, B and C
                                                                February 1, 2010

                                                               Fundamental Alpha

                                                             MID CAP GROWTH FUND

                                 Class A - SECUX Class B - SEUBX Class C - SUFCX





RYDEX | SGI LOGO






                                                                     RYDEX | SGI
                                                  SECURITY GLOBAL INVESTORS (SM)
                                                               WWW.RYDEX-SGI.COM

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  Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, statement of additional information (SAI), annual report and other information about the fund online at www.rydex-sgi.com/service/prospectuses_reports.shtml. You can also get this information at no cost by calling 1-800-888-2461 or by sending an e-mail to: sservices@sg-investors.com.

  The fund's prospectus and SAI, each dated February 1, 2010, and the fund's most recent shareholder report are all incorporated by reference into this Summary Prospectus.
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                                                        RYDEX DISTRIBUTORS, INC.
SUMMCG-0210 x0211

INVESTMENT OBJECTIVE -- The Mid Cap Growth Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND -- This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares--Class A Shares" section on page 55 of the Fund's prospectus and the "How to Purchase Shares" section on page 35 of the Fund's statement of additional information.

        SHAREHOLDER FEES (fees paid directly from your investment)

------------------------------------------------------------------------------- ------------- ------------------ -----------
                                                                                  CLASS A          CLASS B        CLASS C
Maximum Sales Charge (Load) Imposed on Purchases                                                Closed to new
(as a percentage of offering price)                                                5.75%        subscriptions       None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, whichever is lower)                                   None             5%              1%
------------------------------------------------------------------------------- ------------- ------------------ -----------

     ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

-------------------------------------------------------------------------------
                                           CLASS A       CLASS B       CLASS C

Management fees                              0.75%         0.75%         0.75%
Distribution and service (12b-1) fees        0.25%         1.00%         1.00%
Acquired fund fees and expenses              0.01%         0.01%         0.01%
Other expenses                               0.78%         0.78%         0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES         1.79%         2.54%         2.55%
-------------------------------------------------------------------------------

     EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------------
                                     REDEEMED                                       NOT REDEEMED
                   -----------------------------------------------  -----------------------------------------------
CLASS                  1 YEAR     3 YEARS     5 YEARS    10 YEARS       1 YEAR     3 YEARS     5 YEARS    10 YEARS
A                       $ 746      $1,106      $1,489      $2,559        $ 746      $1,106      $1,489      $2,559
B                         757       1,091       1,550       2,692          257         791       1,350       2,692
C                         358         793       1,355       2,885          258         793       1,355       2,885
-------------------------------------------------------------------------------------------------------------------


     PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 138% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -- The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and ADRs,

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

that, when purchased, have market capitalizations that are usually within the range of companies in the Russell Midcap Growth Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Mid Cap Growth Index, which is an unmanaged index measuring the performance of the mid cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

     Security Investors, LLC (the "Investment Manager") uses a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks. The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for appreciation and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly. Certain investment vehicles' securities in which the Fund may invest may be illiquid.

     The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to increase returns or to maintain exposure to the equity markets.

     The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund.

     The Fund may, from time to time, invest a portion of its assets in technology stocks.

     The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

     The Fund typically sells a stock if its growth prospects diminish or if better opportunities become available.

     Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS -- An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

     ACTIVE TRADING RISK. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

     EQUITY DERIVATIVES RISK. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

     EQUITY SECURITIES RISK. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

     FOREIGN SECURITIES RISK. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

     GROWTH STOCKS RISK. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more

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

volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

     INDEX RISK. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

     INVESTMENT IN INVESTMENT VEHICLES RISK. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying vehicles' expenses.

     LEVERAGE RISK. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

     LIQUIDITY RISK. Investments are subject to liquidity risk when they are difficult to purchase or sell.

     MANAGEMENT RISK. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

     MARKET RISK. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

     OVERWEIGHTING RISK. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

     RESTRICTED SECURITIES RISK. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

     SMALLER COMPANIES RISK. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

     TECHNOLOGY STOCKS RISK. Stocks of companies involved in the technology sector may be very volatile.

PERFORMANCE INFORMATION -- The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

     The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

          2000        16.4%
          2001       -14.6%
          2002       -27.6%
          2003        56.0%
          2004         9.6%
          2005         7.0%
          2006         4.6%
          2007        -9.9%
          2008       -40.5%
          2009        43.0%

 HIGHEST QUARTER RETURN
2Q 2003                28.83%

 LOWEST QUARTER RETURN
3Q 2001               -27.27%

     After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

     AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2009)

----------------------------------------------------------------------------------------------------------------------------
                                                                                       1 YEAR        5 YEARS       10 YEARS
CLASS A
  Return before taxes                                                                   34.72%        -4.17%         -0.10%
  Return after taxes on distributions                                                   34.72%        -5.47%         -1.14%
  Return after taxes on distributions and sale of fund shares                           22.57%        -3.48%         -0.12%
CLASS B                                                                                 36.55%        -3.98%         -0.17%
CLASS C                                                                                 40.59%        -3.77%         -0.26%
INDEX
  Russell Midcap Growth Index
  (reflects no deductions for fees, expenses, or taxes)                                 46.29%         2.40%         -0.52%
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

MANAGEMENT OF THE FUND -- Security Investors, LLC (the "Investment Manager") serves as the investment manager of the Fund. Joseph O'Connor is primarily responsible for the day-to-day management of the Fund and holds the title of "Portfolio Manager" with the Investment Manager. He has managed the Fund since February 2008.

PURCHASE AND SALE OF FUND SHARES -- You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with a Fund distributor, or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. Class B shares are closed to new subscriptions from either existing or new shareholders. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan).

TAX INFORMATION -- Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES -- If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary's website for more information.

RYDEX | SGI
SECURITY GLOBAL INVESTORS (SM)
One Security Benefit Place o Topeka, Kansas 66636-0001 o www.rydex-sgi.com RYDEX DISTRIBUTORS, INC.

SUMMCG-0210 x0211